Schedule II. - Valuation and Qualifying Accounts and Reserves (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Financing Receivable [Member]
Beginning	¥ 11,919	[1]	¥ 11,526	[1]	¥ 10,535	[1]
Charged to costs and expenses	3,132	[1]	5,566	[1]	3,013	[1]
Additions Charged to other accounts					638	[1]
Deductions	(2,596)	[1],[2],[3]	(5,130)	[1],[2],[3]	(2,459)	[1],[2],[3]
Translation Adjustment	(156)	[1]	(43)	[1]	(201)	[1]
Ending	12,299	[1]	11,919	[1]	11,526	[1]
Trade Receivable [Member]
Beginning	16,896	[1]	21,533	[1]	16,666	[1]
Charged to costs and expenses	2,919	[1]	1,598	[1]	7,254	[1]
Additions Charged to other accounts					604	[1]
Deductions	(2,472)	[1],[2],[3]	(5,637)	[1],[2],[3]	(1,451)	[1],[2],[3]
Translation Adjustment	(783)	[1]	(598)	[1]	(1,540)	[1]
Ending	16,560	[1]	16,896	[1]	21,533	[1]
Valuation Allowance of Deferred Tax Assets [Member]
Beginning	28,982	[1]	24,172	[1]	10,661	[1]
Charged to costs and expenses	11,367	[1]	9,132	[1]	14,041	[1]
Additions Charged to other accounts					3,368	[1]
Deductions	(1,185)	[1],[2],[3]	(3,268)	[1],[2],[3]	(2,414)	[1],[2],[3]
Translation Adjustment	(2,915)	[1]	(1,054)	[1]	(1,484)	[1]
Ending	¥ 36,249	[1]	¥ 28,982	[1]	¥ 24,172	[1]

[1]	See Note 2(g) to Consolidated Financial Statements.
[2]	Deferred tax - Realization of tax benefits, removal of deferred tax assets that had valuation allowances
[3]	Receivables - Write-offs